Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2017
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Significant Contingent Liabilities and Unrecognized Commitments

37. SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS

In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2016 and 2017, unused letters of credit of the Group were approximately NT$97,000 thousand and NT$20,000 thousand (US$675 thousand), respectively.

b.	As of December 31, 2016 and 2017, outstanding commitments to purchase property, plant and equipment of the Group were approximately NT$6,630,957 thousand and NT$7,019,377 thousand (US$236,821 thousand), respectively, of which NT$668,509 thousand and NT$294,194 thousand (US$9,926 thousand) had been prepaid, respectively. As of December 31, 2016 and 2017, the commitment that the Group has contracted for the construction related to our real estate business were approximately NT$1,574,822 thousand and NT$1,548,806 thousand (US$52,254 thousand), respectively.

c.	In consideration of corporate social responsibility for environmental protection, the Company’s board of directors, in December 2013, approved contributions to be made in the next 30 years, at a total amount of NT$3,000,000 thousand, at the minimum, to environmental protection efforts in Taiwan.

In January 2018, the Company’s board of directors approved to contribute NT$100,000 thousand (US$3,374 thousand) to ASE Cultural& Educational Foundation for continuously implementing environmental effort in promoting the related domestic environmental protection and public service activities.